Investment	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Investment [Abstract]
INVESTMENT

20.    INVESTMENT

Company name	Place and date of incorporation	Capital	Attributable equity interest	Principal activities
Guangzhou Silicon Technology Co., Ltd.	Established in the PRC on September 8, 2015	Registered and issued capital of RMB5,000,000	20%	Development, sale and provision of software solutions

On September 1, 2018, Fenyang Huaxin Spirit Development Co., Ltd. acquired 20% equity interest of Guangzhou Silicon Technology Co., Ltd. which then became an associate of the Company.

20.    INVESTMENT

Company name	Place and date of incorporation	Capital	Attributable equity interest	Principal activities
Guangzhou Silicon Technology Co., Ltd.	Established in the PRC on September 8, 2015	Registered and issued capital of RMB5,000,000	20%	Development, sale and provision of software solutions

On September 1, 2018, Fenyang Huaxin Spirit Development Co., Ltd. acquired 20% equity interest of Guangzhou Silicon Technology Co., Ltd. which then became an associate of the Company.